Customer Contracts (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Supplemental Cash Flow Information Related to Operating and Financing Leases

The following table presents supplemental cash flow information related to operating and financing leases for the periods presented (in thousands):

	Six Months Ended June 30,
Cash paid for amounts included in the measurement of lease liabilities:	2023	2022
Operating cash flows from operating leases	$1,005	$317
Operating cash flows from financing leases	36	41
Financing cash flows from financing leases	9	7
Right-of-use assets obtained in exchange for new lease liabilities:
Operating lease	$4,714	$223

The following table presents supplemental cash flow information related to operating and financing leases for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (1)	$877	$339
Operating cash flows from financing leases	14	6
Financing cash flows from financing leases	81	30
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$204	$68

(1)	Includes payments made for operating leases with a term of one year or less.

Schedule of Supplemental Balance Sheet Information Related to Operating and Financing Leases

The following table presents supplemental balance sheet information related to operating and financing leases as of June 30, 2023 (in thousands, except lease term and discount rate):

Operating leases
Right-of-use assets, net	$4,576	$216
Right-of-use lease liabilities, current	$956	$42
Right-of-use lease liabilities, noncurrent	3,546	173
Total operating lease liabilities	$4,502	$215
Financing Leases
Machinery and equipment, gross	$423	$281
Accumulated depreciation	(211)	(140)
Machinery and equipment, net	$212	$141
Current liabilities	$70	$50
Noncurrent liabilities	110	76
Total financing lease liabilities	$180	$126
Weighted average remaining lease term
Operating leases	3.7 years	4.7 years
Financing leases	3.1 years	3.3 years
Weighted average discount rate
Operating leases	11.8%	5.9%
Financing leases	8.7%	13.7%

The following table presents supplemental balance sheet information related to operating and financing leases as of December 31, 2022 and 2021 (in thousands, except lease term and discount rate):

	December 31,
	2022	2021
Operating leases
Right-of-use assets, net	$199	$88
Right-of-use lease liabilities, current	$44	$90
Right-of-use lease liabilities, noncurrent	305	5
Total operating lease liabilities	$349	$95
Financing Leases
Machinery and equipment, gross	$417	205
Accumulated depreciation	(173)	(119)
Machinery and equipment, net	$244	$86
Current liabilities	$72	46
Noncurrent liabilities	142	38
Total financing lease liabilities	$214	$84
Weighted average remaining lease term
Operating leases	4.3 years	0.5 years
Financing leases	3.5 years	2.6 years
Weighted average discount rate
Operating leases	5.9%	5.70%
Financing leases	9.14%	17.46%

Schedule of Future Minimum Lease Commitments

The following table presents future minimum lease commitments as of June 30, 2023 (in thousands):

	Operating Leases	Financing Leases
Year Ending December 31,
2023 (July – December)	$695	$43
2024	1,422	65
2025	1,461	44
2026 and thereafter	1,984	48
Total minimum lease payments	5,562	200
Less: amounts representing interest	(1,060)	(20)
Present value of net minimum lease payments	$4,502	$180

The following table presents future minimum lease commitments as of December 31, 2022 (in thousands):

	Operating Leases	Financing Leases
Year Ending December 31,
2023	55	87
2024	54	65
2025	52	43
2026	52	41
2027 and thereafter	238	7
Total minimum lease payments	451	243
Less: amounts representing interest	(102)	(29)
Present value of net minimum lease payments	$349	$214